CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
ASSETS
Other interest-bearing deposits	$ 100	$ 100
Prepaid expenses and other assets	508	443
Total assets	222,949	226,135
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	164,096	167,438
Shareholders' equity
Common stock	86	86
Additional paid-in capital	36,870	36,907
Retained earnings	31,971	31,860
Shares acquired by stock benefit plans	1,772	1,989
Shares acquired for treasury - at cost	8,305	8,170
Accumulated other comprehensive income	3	3
Total shareholders' equity	58,853	58,697	57,808
Total liabilities and shareholders' equity	222,949	226,135
Parent Company [Member]
ASSETS
Interest-bearing deposits in First Federal of Hazard	425	604
Interest-bearing deposits in First Federal of Frankfort	427	2,513
Other interest-bearing deposits	39	37
Investment in First Federal of Hazard	22,640	21,708
Investment in Frankfort First	34,977	33,671
Prepaid expenses and other assets	456	521
Total assets	58,964	59,054
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and other liabilities	111	357
Total liabilities	111	357
Shareholders' equity
Common stock	86	86
Additional paid-in capital	36,870	36,907
Retained earnings	31,971	31,860
Shares acquired by stock benefit plans	(1,772)	(1,989)
Shares acquired for treasury - at cost	(8,305)	(8,170)
Accumulated other comprehensive income	3	3
Total shareholders' equity	58,853	58,697
Total liabilities and shareholders' equity	$ 58,964	$ 59,054